Document And Entity Information	0 Months Ended
Jul. 29, 2014
Risk/Return:
Document Type	497
Document Period End Date	Mar. 31, 2014
Registrant Name	OPTIMUM FUND TRUST
Central Index Key	0001227523
Amendment Flag	false
Document Creation Date	Dec. 22, 2014
Document Effective Date	Dec. 22, 2014
Prospectus Date	Jul. 29, 2014